Debt Due to Related Parties, Net - Narrative (Details) - USD ($)						3 Months Ended				6 Months Ended		12 Months Ended
	Oct. 19, 2023	Jul. 12, 2023	Mar. 24, 2022	Dec. 01, 2021	Aug. 13, 2020	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020	Oct. 19, 2026	Oct. 19, 2025
Debt Instrument [Line Items]
Payment of deferred financing costs for debt						$ 0	$ 0	$ 8,628,000	$ 100,000	$ 0	$ 0	$ 0	$ 1,114,000	$ 3,207,000
Loss on extinguishment of debt, related parties								0				0	(34,013,000)	$ 0
Beneficent Capital Company
Debt Instrument [Line Items]
Put liability												0
HCLP Nominees, L.L.C
Debt Instrument [Line Items]
Additional debt or borrowings					$ 10,000,000
BHI
Debt Instrument [Line Items]
Percentage of preferred units					5.00%
Grant tax liability					$ 30,000,000
Put liability						$ 0		$ 3,800,000		$ 0		$ 0
First and Second Lien Credit Agreement
Debt Instrument [Line Items]
Amendment fee		$ 100,000
Installment payments		$ 5,000,000
Interest rate		9.50%
First and Second Lien Credit Agreement | Subsequent Event
Debt Instrument [Line Items]
Installment payments		$ 5,000,000
First and Second Lien Credit Agreement | HCLP Nominees, L.L.C | Beneficent Capital Company
Debt Instrument [Line Items]
Maximum interest rate					9.50%
Principal and interest payments, maximum return amount				$ 20,000,000
Amount returned				17,950,000
Amendment fee				$ 1,000,000
Installment payments			$ 5,000,000
Fee percentage			6.50%
Loss on extinguishment of debt, related parties													$ (19,500,000)
HH-BDH | Term Loan | Subsequent Event
Debt Instrument [Line Items]
Debt term	3 years
Term loan	$ 25,000,000
London Interbank Offered Rate (LIBOR) | First and Second Lien Credit Agreement | HCLP Nominees, L.L.C | Beneficent Capital Company
Debt Instrument [Line Items]
Basis spread					8.00%
London Interbank Offered Rate (LIBOR) | First and Second Lien Credit Agreement | HCLP Nominees, L.L.C | Beneficent Capital Company
Debt Instrument [Line Items]
Basis spread					8.00%
Secured Overnight Financing Rate (SOFR) | HH-BDH | Term Loan | Forecast
Debt Instrument [Line Items]
Interest rate															5.50%	6.50%